Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income for the year	$ 5,668,502	$ 4,631,616	$ 5,365,454
Items that will be reclassified to profit or loss
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations	2,565,637	883,022	95,329
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	(403,983)	(1,034,816)	(50,318)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(1,198,919)	(366,195)	(47,942)
Cash flow hedges	7,980	832	13,469
Foreign currency translation differences from unhedged foreign operations	(180,798)	(548,706)	128,135
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	(1,346,315)	172,906	426,300
Investments in associates and joint ventures	(846)	13,059	(9,061)
Income tax expense	1,089,263	452,005	(40,038)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	532,019	(427,893)	515,874
Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	4,718	9,014	5,288
Unrealized gains (losses) on equity securities at FVOCI	(110,397)	193,880	237,781
Actuarial (losses) gains from defined benefit pension plans	61,665	(9,488)	(61,222)
Income tax expense	(35,246)	5,176	4,009
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(79,260)	198,582	185,856
Total other comprehensive income	452,759	(229,311)	701,730
Total comprehensive income, net of taxes	6,121,261	4,402,305	6,067,184
Total comprehensive income for the year attributable to:
Owners of the parent	3,552,905	2,118,087	3,431,083
Non-controlling interests	2,568,356	2,284,218	2,636,101
Total comprehensive income, net of taxes	$ 6,121,261	$ 4,402,305	$ 6,067,184